Tangible assets - Disclosure of changes in tangible assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 32,087	€ 33,882
Balance, at the end of the period	27,438	32,087	€ 33,882
For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	12,636	13,408
Balance, at the end of the period	11,663	12,636	13,408
Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,576	19,518
Balance, at the end of the period	14,753	18,576	19,518
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	875	956
Balance, at the end of the period	1,022	875	956
Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,918	2,183
Balance, at the end of the period	1,556	1,918	2,183
Right-of-use for operating lease | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,918	2,183
Balance, at the end of the period	1,556	1,918	2,183
Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0
Balance, at the end of the period	0	0	0
Cost
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	50,510	53,123	53,316
Additions / disposals (net) due to change in the scope of consolidation	11	(1,164)	48
Additions / disposals (net)	(2,335)	(1,003)	1,830
Transfers, exchange differences and other items	(3,400)	(446)	(2,071)
Balance, at the end of the period	44,786	50,510	53,123
Cost | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	25,656	26,243	26,570
Additions / disposals (net) due to change in the scope of consolidation	4	28	11
Additions / disposals (net)	326	730	1,122
Transfers, exchange differences and other items	(1,845)	(1,345)	(1,460)
Balance, at the end of the period	24,141	25,656	26,243
Cost | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	23,399	25,304	25,166
Additions / disposals (net) due to change in the scope of consolidation	0	(1,192)	37
Additions / disposals (net)	(2,603)	(1,716)	742
Transfers, exchange differences and other items	(1,743)	1,003	(641)
Balance, at the end of the period	19,053	23,399	25,304
Cost | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,455	1,576	1,580
Additions / disposals (net) due to change in the scope of consolidation	7	0	0
Additions / disposals (net)	(58)	(17)	(34)
Transfers, exchange differences and other items	188	(104)	30
Balance, at the end of the period	1,592	1,455	1,576
Cost | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,781	4,837	4,692
Additions / disposals (net) due to change in the scope of consolidation	0	0	(13)
Additions / disposals (net)	(40)	179	125
Transfers, exchange differences and other items	(450)	(235)	33
Balance, at the end of the period	4,291	4,781	4,837
Cost | Right-of-use for operating lease | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	4,781	4,837	4,692
Additions / disposals (net) due to change in the scope of consolidation	0	0	(13)
Additions / disposals (net)	(40)	179	125
Transfers, exchange differences and other items	(450)	(235)	33
Balance, at the end of the period	4,291	4,781	4,837
Cost | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Cost | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(17,565)	(18,618)	(18,642)
Additions / disposals (net) due to change in the scope of consolidation	0	686	7
Additions / disposals (net)	3,091	3,886	2,824
Charge for the year	(1,331)	(1,553)	(1,700)
Transfers, exchange differences and other items	(799)	(1,966)	(1,107)
Balance, at the end of the period	(16,604)	(17,565)	(18,618)
Accumulated depreciation | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(12,619)	(12,637)	(12,892)
Additions / disposals (net) due to change in the scope of consolidation	0	0	7
Additions / disposals (net)	663	672	284
Charge for the year	(1,323)	(1,544)	(1,689)
Transfers, exchange differences and other items	1,150	890	1,653
Balance, at the end of the period	(12,129)	(12,619)	(12,637)
Accumulated depreciation | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(4,784)	(5,782)	(5,578)
Additions / disposals (net) due to change in the scope of consolidation	0	686	0
Additions / disposals (net)	2,428	3,214	2,540
Charge for the year	0	0	0
Transfers, exchange differences and other items	(1,917)	(2,902)	(2,744)
Balance, at the end of the period	(4,273)	(4,784)	(5,782)
Accumulated depreciation | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(162)	(199)	(172)
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	(8)	(9)	(11)
Transfers, exchange differences and other items	(32)	46	(16)
Balance, at the end of the period	(202)	(162)	(199)
Accumulated depreciation | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,814)	(2,609)	(2,265)
Additions / disposals (net) due to change in the scope of consolidation	0	0	7
Additions / disposals (net)	177	196	160
Charge for the year	(405)	(460)	(580)
Transfers, exchange differences and other items	381	59	69
Balance, at the end of the period	(2,661)	(2,814)	(2,609)
Accumulated depreciation | Right-of-use for operating lease | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(2,814)	(2,609)	(2,265)
Additions / disposals (net) due to change in the scope of consolidation	0	0	7
Additions / disposals (net)	177	196	160
Charge for the year	(405)	(460)	(580)
Transfers, exchange differences and other items	381	59	69
Balance, at the end of the period	(2,661)	(2,814)	(2,609)
Accumulated depreciation | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year		0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Accumulated depreciation | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	0
Charge for the year	0	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Impairment losses
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(858)	(623)	(601)
Impairment charge for the year	(266)	(427)	(154)
Releases	137	45	19
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	34	53	40
Transfers, exchange differences and other items	209	94	73
Balance, at the end of the period	(744)	(858)	(623)
Impairment losses | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(401)	(198)	(189)
Impairment charge for the year	(172)	(276)	(113)
Releases	41	34	4
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	17	53	36
Transfers, exchange differences and other items	166	(14)	64
Balance, at the end of the period	(349)	(401)	(198)
Impairment losses | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(39)	(4)	(33)
Impairment charge for the year	(79)	(70)	(29)
Releases	71	3	11
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	17	0	0
Transfers, exchange differences and other items	3	32	47
Balance, at the end of the period	(27)	(39)	(4)
Impairment losses | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(418)	(421)	(379)
Impairment charge for the year	(15)	(81)	(12)
Releases	25	8	4
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0	4
Transfers, exchange differences and other items	40	76	(38)
Balance, at the end of the period	(368)	(418)	(421)
Impairment losses | Right-of-use for operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(49)	(45)	(14)
Impairment charge for the year	(41)	(31)	(38)
Releases	1	10	3
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	6	19	5
Transfers, exchange differences and other items	9	(2)	(1)
Balance, at the end of the period	(74)	(49)	(45)
Impairment losses | Right-of-use for operating lease | For own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(49)	(45)	(14)
Impairment charge for the year	(41)	(31)	(38)
Releases	1	10	3
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	6	19	5
Transfers, exchange differences and other items	9	(2)	(1)
Balance, at the end of the period	(74)	(49)	(45)
Impairment losses | Right-of-use for operating lease | Leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	0	0	0
Impairment losses | Right-of-use for operating lease | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	0	0	0
Impairment charge for the year	0	0	0
Releases	0	0	0
Additions / disposals (net) due to change in the scope of consolidation	0	0	0
Additions / disposals (net)	0	0
Transfers, exchange differences and other items	0	0	0
Balance, at the end of the period	€ 0	€ 0	€ 0